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                            Deutsche Asset Management

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                                    World Map

                                  Mutual Fund
                                 Annual Report
                               September 30, 2001

PreservationPlus Fund

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                                 A Member of the
                               Deutsche Bank Group

PreservationPlus Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ....................................  3
              PERFORMANCE COMPARISON ....................................  7

              PRESERVATIONPLUS FUND
                 Statement of Assets and Liabilities .................... 10
                 Statement of Operations ................................ 11
                 Statements of Changes in Net Assets .................... 12
                 Financial Highlights ................................... 13
                 Notes to Financial Statements .......................... 16
                 Report of Independent Auditors ......................... 19
                 Tax Information ........................................ 19

              PRESERVATIONPLUS PORTFOLIO
                 Schedule of Portfolio Investments ...................... 20
                 Statement of Assets and Liabilities .................... 26
                 Statement of Operations ................................ 27
                 Statements of Changes in Net Assets .................... 28
                 Financial Highlights ................................... 29
                 Notes to Financial Statements .......................... 30
                 Report of Independent Auditors ......................... 32



                 ----------------------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                 ----------------------------------------------

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                                        2

PreservationPlus Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this annual report for the year ended September 30, 2001 for Deutsche Asset Management's PreservationPlus Fund (the 'Fund'). It provides a review of the market, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The PreservationPlus Fund was the first SEC registered mutual fund specifically designed as an investment alternative to traditional GIC commingled funds and other stable value products. The Fund is open to investors in participant-directed employee benefit plans that meet certain eligibility criteria, including corporate 401(k), public 457 and not-for-profit 403(b) plans. Morningstar(R) has rated PreservationPlus Institutional Class the highest Overall Morningstar Rating(TM) (five stars) out of 1,824 taxable bonds funds, as of September 30, 2001, based on its risk-adjusted performance.1

MARKET ACTIVITY
OVERALL, THE US FIXED INCOME MARKETS PERFORMED STRONGLY DURING THE ANNUAL
PERIOD.

o For the twelve months ended September 30, 2001, asset-backed securities delivered the best performance relative to duration-adjusted US Treasuries, while gaining 14.15% on an absolute total return basis. US Agency and commercial mortgage-backed securities also outperformed US Treasuries, with nominal returns of 13.99% and 16.02%, respectively.
o As the economic slowdown accelerated, equity markets grew more volatile and corporate credit quality deteriorated, there was an ongoing flight-to-quality into the US Treasury market. This, along with the aggressive lowering of interest rates by the Federal Reserve Board, provided the catalyst for the Treasury market to produce a strong nominal return of 12.94%. For the annual period, two-year US Treasury yields declined 3.13% to 2.84%, five-year Treasury yields dropped 2.05% to 3.80%, ten-year Treasury yields fell 1.21% to 4.59%, and the thirty-year Treasury yield declined 0.47% to 5.42%.
o Beginning in early December, these same factors also contributed to the reversal of the inverted Treasury yield curve in place since March 2000. The yield curve became increasingly more positively sloped since the first of the year 2001, as investors especially flocked to short-term Treasuries. This normalized yield curve created a more favorable environment for fixed income investing overall.
o The mortgage sector and the US credit sector (formerly known as the corporate sector) comparatively underperformed US Treasuries for the annual period. The mortgage sector was impacted by higher prepayments, as interest rates fell significantly. The US credit sector was impacted by concerns about slower corporate earnings and shrinking profits--especially in the aftermath of the September 11 attacks. Still, for the twelve months, the nominal return of mortgage securities was 8.15%, and the nominal return of US credit bonds was 13.10%. Higher quality US credits outperformed lower quality credits, as investors sought the greater degree of perceived safety associated with higher quality.

US ECONOMIC WEAKNESS DURING THE ANNUAL PERIOD CONTRIBUTED MOST TO SUCH STRONG PERFORMANCE BY THE US FIXED INCOME MARKETS.
o During the fourth calendar quarter of 2000, what began as a gradual and welcome moderation in the economy abruptly turned into a sharp slowdown that threatened the continued viability of the economic expansion. US nominal GDP growth continued to fall through the period, declining from a high rate of 5.6% in the second calendar quarter of 2000 to 0.3% in the second calendar quarter of 2001. Estimates for the quarter ended September 30, 2001 are even more modest. Businesses sought to trim unwanted inventories, industrial production faltered and consumer demand weakened. In the wake of the September 11 tragedy, business and consumer spending are feared to be grinding to a standstill.


--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Morningstar(R) proprietary ratings on US domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Morningstar ratings are calculated from the Fund's three-, five-, and ten-year (if applicable) average annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the Fund's three-, five- and ten-year (if applicable) risk adjusted performance. PreservationPlus was rated 5 stars among 1,824 taxable bond funds for the three-year period. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Fund was rated exclusively against US domiciled funds. Ratings are for the Institutional Class only. Other classes may vary.
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                                        3

PreservationPlus Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

o In an effort to stimulate the sluggish economy and thwart a recession, the Federal Reserve Board lowered the targeted federal funds rate on eight separate occasions from January through September 2001 for a total of 3.50%, bringing the targeted federal funds rate to 3.00%. These interest rate cuts included three intra-meeting reductions. The last of these during the annual period occurred on September 17, the first day the US equity markets resumed trading after the September 11 attack. Since September 11, the Federal Reserve Board has gone to great lengths to ensure that ample liquidity was provided to the global capital markets.
o This economic environment, along with tremendous volatility in the equity markets, led to fixed income being the asset class of choice throughout most of the annual period. All major fixed income asset classes, excluding mortgages, produced 12% or greater nominal returns during the period.

                                                                       CUMULATIVE                   AVERAGE ANNUAL
                                                                    TOTAL RETURNS                    TOTAL RETURNS
   Periods Ended                                         1 Year 3 Years     Since        1 Year 3 Years      Since
   September 30, 2001                                                   Inception                        Inception
------------------------------------------------------------------------------------------------------------------
 PreservationPlus Fund 1
   Institutional Class (inception 12/12/97)               5.77%  18.36%    23.89%         5.77%   5.78%    5.80%
   Institutional Service Class (inception 4/1/98) 4       5.61%  17.83%    21.16%         5.61%   5.62%    5.64%
   Investment Class (formerly Service Class)
      (inception 9/23/98)                                 5.50%  17.31%    17.43%         5.50%   5.46%    5.46%
------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year US Government/Credit
   Index 2                                               10.75%  21.31%    28.71% 5      10.75%   6.65%    6.96% 5
------------------------------------------------------------------------------------------------------------------
 iMoneyNet-First Tier Retail Money Funds Average 2        4.62%  15.53%    19.94% 5       4.62%   4.92%    4.96% 5
------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate Aggregate
   Income Index 2                                         6.35%  19.83%    24.69% 5       6.35%   6.39%    6.20% 5
------------------------------------------------------------------------------------------------------------------
 Lipper Intermediate Investment Grade Debt
   Funds Average 3                                       11.72%  17.22%    25.91% 5      11.72%   5.43%    6.33% 5
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply or be waived in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Performance figures for the classes differ because each class maintains a distinct expense structure.
     The Fund seeks to maintain a constant $10.00 per share net asset value. The Fund is not a money market fund, and there can be no assurance that the Fund will be able to maintain a stable value per share. The Fund holds fixed income securities, money market instruments, futures, options and other instruments and enters into Wrapper Agreements with insurance companies, banks and other financial institutions. These agreements are intended to stabilize the value per share. Please see the prospectus for more information on these agreements. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions.
2 Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged Index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Aggregate Income Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Income Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass through and asset backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.These figures do not reflect sales charges.
4 On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts.
5 Since Inception benchmark returns are for comparative purposes relative to Institutional Class Shares and are for the periods beginning December 31, 1997.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


INVESTMENT REVIEW
THE FUND WAS DIVERSIFIED ACROSS THE MAJOR SECTORS OF THE INVESTMENT GRADE FIXED INCOME MARKET. As of September 30, 2001, the portfolio was allocated 31.72% to corporate bonds, 30.14% to mortgage-backed securities, 26.73% to asset-backed securities, 5.67% to US Treasuries/agencies and 5.74% to cash equivalents and other investments.1 This allocation of fixed income securities was intentionally weighted towards the corporate, asset-backed and mortgage sectors, as these sectors have historically offered higher yields than US government securities. Additionally, the Fund has entered into Wrapper Agreements that are intended to stabilize the Fund's NAV.

THE FUND WAS THE FIRST SEC REGISTERED MUTUAL FUND TO MAKE USE OF WRAPPER AGREEMENTS TO SEEK TO MAINTAIN A STABLE VALUE PER SHARE IN THE FACE OF FLUCTUATIONS IN VALUES DUE TO CHANGES IN YIELDS. To date, we have negotiated four Wrapper Agreements, each of which covers approximately one quarter of the fixed income securities in the Portfolio covered by such Agreements. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of September 30, 2001 are issued by Bank of America, NT&SA, National Westminster Bank PLC, Credit Suisse Financial Products, and Transamerica Life Insurance & Annuity Co. This was a successful strategy for the Fund.

THE FUND HAS MAINTAINED A HIGH QUALITY PORTFOLIO. The average credit quality of investments in the Fund was AA+ at the end of the annual period, measured using Standard & Poor's ratings. The average quality of the issuers of the Wrapper Agreements was maintained at AA on September 30, 2001, measured using Standard & Poor's ratings. The Fund's duration at September 30, 2001 stood at 2.95 years.

MANAGER OUTLOOK
We believe that US GDP growth rates will continue to contract over the last months of 2001, as the events of September 11 severely damaged an already weakened economy. Two particularly critical indicators for the US economy going forward may be employment and consumer confidence. For example, the September employment report showed just how weak the economy was prior to the terrorist attacks. While the unemployment rate remained flat at 4.9%, payrolls tumbled 199,000, the worst drop since the 1990-91 recession. Unfortunately, the October employment report is likely to look considerably worse. As for the consumer, confidence had already tumbled prior to September 11 in response to a weak stock market and news that the unemployment rate had jumped from 4.5% to 4.9% in August. By the end of September, however, with a record pace of layoff announcements, further pressure on the stock market and concerns about military action, confidence fell to levels last seen a decade ago.

Prior to the attacks, the Federal Reserve Board was still in an easing phase, though many believed the pace of rate cuts was slowing and possibly nearing an end, as the US economy had been showing signs of bottoming. Since September 11, the Federal Reserve Board shifted back into an aggressive easing mode aimed at cushioning the adverse impact of uncertainty on economic activity. Following its September 17 interest rate cut of 0.50%, the Federal Reserve Board cut interest rates by 0.50% again on October 2. In our view, the Federal Reserve Board is likely to maintain very low interest rates until there is concrete evidence that the uncertainty is lifting and the economy is on a self-sustained path toward recovery.

Despite this environment of difficulty and incertitude, we should not lose sight of two important positives. First and foremost, the basic financial and economic infrastructures of the US and the rest of the industrialized world remain intact. Second, the fiscal and monetary


 SECTOR ALLOCATION
 By Sector as of September 30, 2001
 (percentages are based on net assets in the Portfolio and include accrued interest of portfolio securities)
 -------------------------------------------------------------------------
   Corporates ................................  31.72%
   Mortgages .................................  30.14
   Asset-Backed Securities ...................  26.73
   Cash Equivalents and Other Investments 1 ..   5.74
   Treasury ..................................   3.77
   Agency ....................................   1.90
                                               ------
                                               100.00%
                                               ======

--------------------------------------------------------------------------------
1 Other investments include wrapper agreements as described in footnote 1 on page 4 of this report.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


policy response has already been powerful, and more stimuli are likely on the way, both in the US and elsewhere. In the meantime, ongoing global uncertainty will likely result in the fixed income markets overall continuing to perform well into 2002. We expect short-term interest rates to remain extremely low, and thus the yield curve to be extremely steep.

We maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share. Our strategy is to continue to focus on selecting the highest quality spread sector assets--ie corporate, mortgage- and asset-backed--at the maximum yield possible, while normally maintaining a 10% cash allocation to provide liquidity. This liquidity facilitates the management of daily investor cash flows.

We value your support of the PreservationPlus Fund and look forward to serving your investment needs in the years ahead.


/S/ JOHN AXTELL
/S/ LOUIS R. D'ARIENZO
/S/ ERIC KIRSCH


John Axtell, Louis R. D'Arienzo and Eric Kirsch
Portfolio Managers of the PRESERVATIONPLUS PORTFOLIO
September 30, 2001

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                     Lehman 1-3 US         iMoneyNet -          Wrapped Lehman
         PresPlus   Government/Credit   First Tier Retail     Intermediate Aggregate
         -- Inst.        Index          Money Funds Average      Income Index
Inception
Date       12/12/97    12/31/97              12/31/97                12/31/97
-----------------------------------------------------------------------------
12/12/97   $10,000     $10,000               $10,000                 $10,000
01/31/98    10,077      10,097                10,043                  10,051
02/28/98    10,121      10,105                10,081                  10,097
03/31/98    10,170      10,144                10,124                  10,148
04/30/98    10,218      10,194                10,164                  10,198
05/31/98    10,268      10,250                10,207                  10,250
06/30/98    10,317      10,303                10,248                  10,301
07/31/98    10,367      10,351                10,291                  10,353
08/31/98    10,418      10,470                10,334                  10,406
09/30/98    10,467      10,610                10,375                  10,457
10/31/98    10,517      10,656                10,417                  10,510
11/30/98    10,566      10,655                10,456                  10,562
12/31/98    10,617      10,696                10,497                  10,616
01/31/99    10,668      10,741                10,537                  10,669
02/28/99    10,713      10,696                10,572                  10,717
03/31/99    10,763      10,772                10,610                  10,770
04/30/99    10,811      10,809                10,647                  10,822
05/31/99    10,860      10,800                10,685                  10,876
06/30/99    10,909      10,832                10,723                  10,928
07/31/99    10,959      10,863                10,762                  10,980
08/31/99    11,010      10,892                10,803                  11,037
09/30/99    11,060      10,965                10,844                  11,090
10/31/99    11,111      10,997                10,888                  11,145
11/30/99    11,163      11,022                10,931                  11,199
12/31/99    11,217      11,033                10,978                  11,256
01/31/00    11,271      11,033                11,026                  11,313
02/29/00    11,322      11,110                11,072                  11,367
03/31/00    11,377      11,172                11,121                  11,424
04/30/00    11,431      11,194                11,170                  11,483
05/31/00    11,487      11,234                11,223                  11,543
06/30/00    11,543      11,358                11,277                  11,602
07/31/00    11,600      11,436                11,333                  11,663
8/31/00     11,658      11,527                11,390                  11,724
9/30/00     11,714      11,622                11,446                  11,784
10/31/00    11,772      11,674                11,503                  11,846
11/30/00    11,828      11,782                11,558                  11,907
12/31/00    11,887      11,924                11,616                  11,970
1/31/01     11,945      12,093                11,672                  12,034
2/28/01     11,997      12,179                11,717                  12,091
3/31/01     12,055      12,278                11,764                  12,156
4/30/01     12,110      12,317                11,806                  12,216
5/31/01     12,166      12,393                11,845                  12,279
6/30/01     12,221      12,441                11,880                  12,341
7/31/01     12,278      12,597                11,913                  12,405
8/31/01     12,335      12,683                11,944                  12,469
9/30/01     12,389      12,871                11,994                  12,531

                                                   AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                  1 Year     3 Years      Since
   September 30, 2001                                                12/12/97 2
-------------------------------------------------------------------------------
 PreservationPlus Fund--Institutional Class        5.77%       5.78%      5.80%

-------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply or be waived in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Performance figures for the classes differ because each class maintains a distinct expense structure.
2    The Fund's inception date.
3 Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged Index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Aggregate Income Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Income Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass through and asset backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations.
Benchmark returns are for the period beginning December 31, 1997.
-------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          PresPlus    Lehman 1-3 US         iMoneyNet -          Wrapped Lehman
          -- Inst.  Government/Credit   First Tier Retail     Intermediate Aggregate
          Service       Index          Money Funds Average      Income Index
Inception
Date       04/01/98    03/31/98             03/31/98              03/31/98
--------------------------------------------------------------------------------
04/01/98   $10,000     $10,000              $10,000                $10,000
04/30/98    10,045      10,049               10,040                 10,049
05/31/98    10,092      10,104               10,082                 10,100
06/30/98    10,139      10,156               10,122                 10,150
07/31/98    10,187      10,204               10,165                 10,201
08/31/98    10,236      10,321               10,208                 10,253
09/30/98    10,282      10,460               10,249                 10,303
10/31/98    10,331      10,505               10,290                 10,355
11/30/98    10,377      10,503               10,329                 10,406
12/31/98    10,426      10,544               10,369                 10,459
01/31/99    10,474      10,589               10,408                 10,511
02/28/99    10,517      10,544               10,443                 10,558
03/31/99    10,565      10,619               10,480                 10,611
04/30/99    10,611      10,655               10,517                 10,662
05/31/99    10,658      10,646               10,555                 10,714
06/30/99    10,705      10,678               10,592                 10,766
07/31/99    10,752      10,709               10,631                 10,817
08/31/99    10,801      10,737               10,671                 10,873
09/30/99    10,848      10,809               10,712                 10,925
10/31/99    10,898      10,841               10,755                 10,979
11/30/99    10,947      10,865               10,798                 11,033
12/31/99    10,999      10,876               10,844                 11,088
01/31/00    11,050      10,876               10,892                 11,144
02/29/00    11,099      10,952               10,937                 11,197
03/31/00    11,151      11,014               10,986                 11,254
04/30/00    11,203      11,035               11,034                 11,311
05/31/00    11,257      11,075               11,086                 11,371
06/30/00    11,309      11,197               11,139                 11,429
07/31/00    11,364      11,273               11,195                 11,489
8/31/00     11,419      11,363               11,251                 11,549
9/30/00     11,473      11,456               11,306                 11,608
10/31/00    11,528      11,508               11,362                 11,669
11/30/00    11,581      11,615               11,417                 11,729
12/31/00    11,637      11,755               11,474                 11,791
1/31/01     11,693      11,921               11,529                 11,853
2/28/01     11,743      12,006               11,574                 11,910
3/31/01     11,798      12,104               11,620                 11,973
4/30/01     11,850      12,142               11,662                 12,033
5/31/01     11,904      12,217               11,701                 12,095
6/30/01     11,956      12,264               11,735                 12,156
7/31/01     12,010      12,418               11,768                 12,218
8/31/01     12,064      12,502               11,798                 12,282
9/30/01     12,116      12,688               11,843                 12,343

                                           AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                          1 Year     3 Years      Since
   September 30, 2001                                          4/1/98 2
 ----------------------------------------------------------------------
 PreservationPlus Fund--
 Institutional Service Class               5.61%       5.62%      5.64%

--------------------------------------------------------------------------------
1 Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply or be waived in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Performance figures for the classes differ because each class maintains a distinct expense structure.
2    The Fund's inception date.
3 Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged Index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Aggregate Income Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Income Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass through and asset backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations.
Benchmark returns are for the period beginning March 31, 1998.
-------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          PresPlus    Lehman 1-3 US         iMoneyNet -          Wrapped Lehman
          -- Inv.  Government/Credit   First Tier Retail     Intermediate Aggregate
          Service       Index          Money Funds Average      Income Index
Inception
Date      09/23/98    09/30/98              09/30/98               09/30/98
-----------------------------------------------------------------------------------
09/23/98   10,000      10,000                10,000                 10,000
10/31/98   10,056      10,043                10,040                 10,043
11/30/98   10,099      10,042                10,078                 10,085
12/31/98   10,145      10,080                10,117                 10,129
01/31/99   10,189      10,123                10,156                 10,173
02/28/99   10,230      10,081                10,189                 10,213
03/31/99   10,274      10,152                10,226                 10,257
04/30/99   10,316      10,187                10,262                 10,301
05/31/99   10,360      10,179                10,299                 10,347
06/30/99   10,403      10,209                10,335                 10,391
07/31/99   10,447      10,238                10,373                 10,437
08/31/99   10,492      10,265                10,413                 10,485
09/30/99   10,536      10,334                10,452                 10,531
10/31/99   10,582      10,365                10,494                 10,580
11/30/99   10,628      10,388                10,536                 10,627
12/31/99   10,676      10,398                10,581                 10,676
01/31/00   10,723      10,398                10,628                 10,727
02/29/00   10,768      10,470                10,671                 10,774
03/31/00   10,817      10,530                10,719                 10,825
04/30/00   10,865      10,550                10,767                 10,877
05/31/00   10,918      10,588                10,817                 10,931
06/30/00   10,970      10,705                10,869                 10,983
07/31/00   11,024      10,778                10,923                 11,037
8/31/00    11,078      10,863                10,978                 11,091
9/30/00    11,130      10,953                11,032                 11,144
10/31/00   11,184      11,002                11,087                 11,200
11/30/00   11,234      11,104                11,140                 11,254
12/31/00   11,288      11,238                11,196                 11,310
1/31/01    11,340      11,398                11,250                 11,366
2/28/01    11,388      11,479                11,293                 11,418
3/31/01    11,440      11,572                11,339                 11,475
4/30/01    11,490      11,609                11,379                 11,530
5/31/01    11,541      11,680                11,417                 11,586
6/30/01    11,590      11,725                11,450                 11,642
7/31/01    11,642      11,872                11,482                 11,699
8/31/01    11,694      11,953                11,512                 11,757
9/30/01    11,743      12,131                11,553                 11,813

                                                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                1 Year     3 Years      Since
   September 30, 2001                                               9/23/98 2
 ----------------------------------------------------------------------------
 PreservationPlus Fund--Investment Class         5.50%       5.46%      5.46%

--------------------------------------------------------------------------------
1 Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply or be waived in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Advance notice of plan withdrawal may be necessary to avoid a redemption fee (see the Fund's prospectus for details). Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. Performance figures for the classes differ because each class maintains a distinct expense structure.
2    The Fund's inception date.
3 Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged Index consisting of all US Government agency and Treasury securities as well as all investment grade corporate debt securities with maturities of one to three years. The Wrapped Lehman Intermediate Aggregate Income Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Income Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass through and asset backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.15%. This benchmark more closely reflects the market sector in which the Fund invests. iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations.
Benchmark returns are for the period beginning September 30, 1998.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


                                                                                              SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------
ASSETS
   Investment in PreservationPlus Portfolio, at value ............................................. $285,900,480
   Receivable for capital shares sold .............................................................      716,533
   Prepaid expenses and other .....................................................................      155,467
                                                                                                    ------------
Total assets ......................................................................................  286,772,480
                                                                                                    ------------
LIABILITIES
   Payable for capital shares redeemed ............................................................       40,749
   Accrued expenses and other .....................................................................      304,222
   Due to administrator ...........................................................................       87,637
                                                                                                    ------------
Total liabilities .................................................................................      432,608
                                                                                                    ------------
NET ASSETS ........................................................................................ $286,339,872
                                                                                                    ============
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................................................ $285,991,865
   Accumulated net realized gain on investment transactions and wrapper agreements ................      828,502
   Net unrealized appreciation on investments .....................................................    8,786,941
   Net unrealized depreciation on wrapper agreements ..............................................   (9,267,436)
                                                                                                    ------------
NET ASSETS ........................................................................................ $286,339,872
                                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Institutional Class Shares 1 ................................................................... $      10.00
                                                                                                    ============
   Institutional Service Class Shares 2 ........................................................... $      10.00
                                                                                                    ============
   Investment Class Shares 3 ...................................................................... $      10.00
                                                                                                    ============

--------------------------------------------------------------------------------
1 Net asset value, offering and redemption price per share (based on net assets of $198,883,198 and 19,888,316 shares outstanding; $.001 par value, unlimited number of shares authorized).
2 Net asset value, offering and redemption price per share (based on net assets of $36,466,181 and 3,646,615 shares outstanding; $.001 par value, unlimited number of shares authorized).
3 Net asset value, offering and redemption price per share (based on net assets of $50,990,493 and 5,099,054 shares outstanding; $.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                                              FOR THE YEAR ENDED
                                                                                              SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income allocated from PreservationPlus Portfolio, net .......................................... $ 15,931,660
                                                                                                    ------------
EXPENSES
   Administration and service fees:
     Institutional Class ..........................................................................      172,090
     Investment Class .............................................................................      109,915
     Institutional Service Class ..................................................................       65,072
   Shareholder service fees:
     Investment Class .............................................................................      109,958
     Institutional Service Class ..................................................................       97,606
   Registration fees ..............................................................................       83,525
   Professional fees ..............................................................................       65,019
   Organization expenses ..........................................................................       45,198
   Printing and shareholder reports ...............................................................       41,731
   Trustees fees ..................................................................................       24,584
   Miscellaneous ..................................................................................        2,639
                                                                                                    ------------
Total expenses ....................................................................................      817,337
Less: fee waivers and/or expense reimbursements ...................................................     (469,489)
                                                                                                    ------------
Net expenses ......................................................................................      347,848
                                                                                                    ------------
NET INVESTMENT INCOME .............................................................................   15,583,812
                                                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRAPPER AGREEMENTS
   Net realized gain from investment transactions .................................................    2,621,534
   Net realized gain on wrapper agreements ........................................................      135,584
   Net change in unrealized appreciation/depreciation on investments ..............................   13,622,135
   Net change in unrealized appreciation/depreciation on wrapper agreements .......................  (16,379,253)
                                                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRAPPER AGREEMENTS .....................           --
                                                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................................................ $ 15,583,812
                                                                                                    ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE YEARS ENDED SEPTEMBER 30,
                                                                                    2001                    2000
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................................. $ 15,583,812           $  19,222,243
   Net realized gain from investment transactions .........................    2,621,534                 278,459
   Net realized gain on wrapper agreements ................................      135,584                      --
   Net change in unrealized appreciation/depreciation
     on investments .......................................................   13,622,135                 681,310
   Net change in unrealized appreciation/depreciation
     on wrapper agreements ................................................  (16,379,253)               (959,769)
                                                                            ------------            ------------
   Net increase in net assets from operations .............................   15,583,812              19,222,243
                                                                            ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Institutional Class ..................................................   (9,653,632)            (11,277,486)
     Institutional Service Class 1 ........................................   (3,581,955)             (5,843,961)
     Investment Class (formerly Service Class) 2 ..........................   (2,348,225)             (1,902,089)
     Investment Class 3 ...................................................           --                (198,707)
                                                                            ------------            ------------
Total distributions .......................................................  (15,583,812)            (19,222,243)
                                                                            ------------            ------------
CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) resulting from Institutional
     Class shares .........................................................     (237,933)             12,557,882
   Net decrease resulting from Institutional
     Service Class shares 1 ...............................................  (38,666,354)            (39,802,873)
   Net increase resulting from Investment Class shares
     (formerly Service Class) 2 ...........................................   14,602,055              19,289,788
   Net decrease resulting from Investment
     Class shares 3 .......................................................           --             (21,754,347)
                                                                            ------------            ------------
Net decrease in net assets from capital share
   transactions ...........................................................  (24,302,232)            (29,709,550)
                                                                            ------------            ------------
TOTAL DECREASE IN NET ASSETS ..............................................  (24,302,232)            (29,709,550)
NET ASSETS
   Beginning of year ......................................................  310,642,104             340,351,654
                                                                            ------------            ------------
   End of year ............................................................ $286,339,872            $310,642,104
                                                                            ============            ============


--------------------------------------------------------------------------------
1 On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts.
2 On January 31, 2000, PreservationPlus Fund Service Class was renamed PreservationPlus Fund Investment Class.
3    On December 31, 1999,PreservationPlus Fund Investment Class was liquidated.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CLASS                                                                                  FOR THE PERIOD
                                                                                                     DEC. 12, 1997 1
                                                             FOR THE YEARS ENDED SEPTEMBER 30,               THROUGH
                                                            2001          2000            1999        SEPT. 30, 1998
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................. $  10.00      $  10.00        $  10.00              $  10.00
                                                        --------      --------        --------              --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ..............................     0.56          0.58            0.55                  0.46
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..............................    (0.56)        (0.58)          (0.55)                (0.46)
   Net realized gains from investment
     transactions 2 ...................................       --            --           (0.05)                   --
   Reverse stock split 2 ..............................       --            --            0.05                    --
                                                        --------      --------        --------              --------
NET ASSET VALUE, END OF PERIOD ........................ $  10.00      $  10.00        $  10.00              $  10.00
                                                        ========      ========        ========              ========
TOTAL INVESTMENT RETURN ...............................     5.77%         5.91%           5.66%                 5.91% 3
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ........... $198,883      $199,121        $186,563              $162,193
   Ratios to average net assets:
     Net investment income ............................     5.61%         5.76%           5.53%                 5.79% 3
     Expenses after waivers, including
        expenses of the PreservationPlus
        Portfolio .....................................     0.40%         0.40%           0.40%                 0.40% 3
     Expenses before waivers, including
        expenses of the PreservationPlus
        Portfolio .....................................     0.65%         0.60%           0.66%                 0.90% 3

--------------------------------------------------------------------------------
1    Commencement of operations.
2    See Note 4 in Notes to Financial Statements.
3    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 INSTITUTIONAL SERVICE CLASS 1                                                                         FOR THE PERIOD
                                                                                                     APRIL 1, 1998 2
                                                             FOR THE YEARS ENDED SEPTEMBER 30,               THROUGH
                                                            2001          2000            1999        SEPT. 30, 1998
                                                         -------       -------        --------       ---------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ................... $ 10.00       $ 10.00        $  10.00               $ 10.00
                                                         -------       -------        --------               -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...............................    0.55          0.56            0.54                  0.28
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............................   (0.55)        (0.56)          (0.54)                (0.28)
   Net realized gains from investment
     transactions 3 ....................................      --            --           (0.05)                   --
   Reverse stock split 3 ...............................      --            --            0.05                    --
                                                         -------       -------        --------               -------
NET ASSET VALUE, END OF PERIOD ......................... $ 10.00       $ 10.00        $  10.00               $ 10.00
                                                         =======       =======        ========               =======
TOTAL INVESTMENT RETURN ................................    5.61%         5.75%           5.50%                 5.78% 4
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ............ $36,466       $75,133        $114,935               $55,137
   Ratios to average net assets:
     Net investment income .............................    5.50%         5.60%           5.43%                 5.66% 4
     Expenses after waivers, including
        expenses of the PreservationPlus
        Portfolio ......................................    0.55%         0.55%           0.55%                 0.55% 4
     Expenses before waivers, including
        expenses of the PreservationPlus
        Portfolio ......................................    0.81%         0.76%           0.83%                 0.94% 4

--------------------------------------------------------------------------------
1 On October 18, 1999, PreservationPlus Fund Institutional Service Class ceased establishing new accounts.
2    Commencement of operations.
3    See Note 4 in Notes to Financial Statements.
4    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 INVESTMENT CLASS                                                                                     FOR THE PERIOD
 (FORMERLY SERVICE CLASS)1                                                                          SEPT. 23, 1998 2
                                                             FOR THE YEARS ENDED SEPTEMBER 30,               THROUGH
                                                            2001          2000            1999        SEPT. 30, 1998
                                                         -------       -------        --------    ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ................... $ 10.00       $ 10.00        $  10.00               $ 10.00
                                                         -------       -------        --------               -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ...............................    0.54          0.55            0.51                  0.01
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ...............................   (0.54)        (0.55)          (0.51)                (0.01)
   Net realized gains from investment
     transactions 3 ....................................      --            --           (0.05)                   --
   Reverse stock split 3 ...............................      --            --            0.05                    --
                                                         -------       -------        --------               -------
NET ASSET VALUE, END OF PERIOD ......................... $ 10.00       $ 10.00        $  10.00               $ 10.00
                                                         =======       =======        ========               =======
TOTAL INVESTMENT RETURN ................................    5.50%         5.64%           5.25%                 5.42% 4
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ............ $50,990       $36,388         $17,099                  $404
   Ratios to average net assets:
     Net investment income .............................    5.34%         5.49%           5.20%                 5.42% 4
     Expenses after waivers, including
        expenses of the PreservationPlus
        Portfolio ......................................    0.65%         0.65%           0.80%                 0.80% 4
     Expenses before waivers, including
        expenses of the PreservationPlus
        Portfolio ......................................    1.07%         1.05%           1.18%                 1.23% 4

--------------------------------------------------------------------------------
1 On January 31, 2000, PreservationPlus Fund Service Class was renamed PreservationPlus Fund Investment Class.
2    Commencement of operations.
3    See Note 4 in Notes to Financial Statements.
4    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Pyramid Mutual Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. PreservationPlus Fund (the 'Fund') is one of the funds offered to investors by the Trust.

The Fund currently offers two classes of shares to investors; Institutional Class and Investment Class (formerly Service Class). On October 18, 1999, the Fund's Institutional Service Class ceased establishing new accounts. The Fund's former Investment Class was liquidated on December 31, 1999. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses and exclusive voting rights with respect to matters affecting only that class.

The Institutional, Institutional Service and Investment Classes began operations and offering shares on December 12, 1997, April 1, 1998 and September 23, 1998, respectively.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the PreservationPlus Portfolio (the 'Portfolio'). The Portfolio is a series of BT Investment Portfolios and an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 2001, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities and Wrapper Agreements by the Portfolio is discussed in
Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

Securities transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro-rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and distribute them monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds and each of its classes. Expenses directly attributable to a fund or class are charged to that fund or class, while expenses which are attributable to the Trust are allocated among the funds in the Trust and expenses are attributable to the Fund are allocated among its classes on the basis of relative net assets.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
The Fund has entered into an Administration Agreement with Investment Company Capital Corp. ('ICCC'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, ICCC provides administrative and shareholder services to the Fund. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.10% of average daily net assets for the Institutional and Institutional Service Classes and 0.25% of average daily net assets for the Investment Class.

The Institutional Service and Investment Classes are also subject to a shareholder servicing fees in the maximum amount of 0.15% and 0.25% of average daily net assets, respectively. Prior to July 1, 2001, Bankers Trust Company served as Administrator to the Fund. Bankers Trust Company continues to serve as custodian to the Portfolio.

The advisor and administrator have contractually agreed to waive their fees and reimburse expenses of each Class through January 31, 2003, to the extent necessary, to limit all expenses as follows: Institutional Class to 0.40% of the average daily net assets of the Class, including expenses of the Portfolio; Institutional Service Class to 0.55% of the average daily net assets of the Class, including expenses of the Portfolio; and Investment Class to 0.65% of the average daily net assets of the Class, including expenses of the Portfolio.

Under normal circumstances, redemptions of shares that are qualified are not subject to a redemption fee. Redemptions of shares that are not qualified and that are made when the redemptions of shares are not directed by plan participants and that are made on less than 12 months prior notice are subject to a redemption fee of 2% of the amount redeemed payable to the Fund. If the aggregate fair value of the wrapper agreements is less than zero at the time of redemption, the Fund will waive the 2% redemption fee.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 3--CAPITAL SHARE TRANSACTIONS
At September 30, 2001, there were an unlimited number of shares authorized. Transactions in capital shares were as follows:

                                        Institutional Class Shares                      Institutional Service Class Shares 1
             -----------------------------------------------------     -----------------------------------------------------
                    For the Year Ended          For the Year Ended            For the Year Ended          For the Year Ended
                    September 30, 2001          September 30, 2000            September 30, 2001          September 30, 2000
             -----------------------------------------------------     -----------------------------------------------------
                 Shares         Amount       Shares         Amount         Shares         Amount       Shares         Amount
             ----------   ------------   ----------   ------------     ----------   ------------   ----------   ------------
Sold          8,751,298   $ 87,512,977    9,468,243   $ 94,682,433      1,661,088   $ 16,610,883    2,293,428   $ 22,934,283
Reinvested      968,330      9,683,300    1,108,732     11,087,321        347,215      3,472,147      586,497      5,864,968
Redeemed     (9,743,421)   (97,434,210)  (9,321,187)   (93,211,872)    (5,874,938)   (58,749,385)  (6,860,212)   (68,602,121)
             ----------   ------------   ----------   ------------     ----------   ------------   ----------   ------------
Net increase
   (decrease)   (23,793)  $   (237,933)   1,255,788   $ 12,557,882     (3,866,635)  $(38,666,355)  (3,980,287)  $(39,802,870)
             ==========   ============   ==========   ============     ==========   ============   ==========   ============

                Investment Class Shares 2 (formerly Service Class)                                 Investment Class Shares 3
             -----------------------------------------------------     -----------------------------------------------------
                    For the Year Ended          For the Year Ended            For the Year Ended          For the Year Ended
                    September 30, 2001          September 30, 2000            September 30, 2001          September 30, 2000
             -----------------------------------------------------     -----------------------------------------------------
                 Shares         Amount       Shares         Amount         Shares         Amount       Shares         Amount
             ----------   ------------   ----------   ------------     ----------   ------------   ----------   ------------
Sold          4,245,881   $ 42,458,813    4,193,588   $ 41,935,876             --   $         --      180,584   $  1,805,837
Reinvested      228,681      2,286,814      180,195      1,801,960             --             --       19,566        195,665
Redeemed     (3,014,357)   (30,143,572)  (2,444,806)   (24,448,048)            --             --   (2,375,585)   (23,755,849)
             ----------   ------------   ----------   ------------     ----------   ------------   ----------   ------------
Net increase
   (decrease) 1,460,205   $ 14,602,055    1,928,977   $ 19,289,788             --   $         --   (2,175,435)  $(21,754,347)
             ==========   ============   ==========   ============     ==========   ============   ==========   ============

--------------------------------------------------------------------------------
1 On October 18, 1999, PreservationPlus Fund--Institutional Service Class ceased establishing new accounts.
2 On January 31, 2000,PreservationPlus Fund--Service Class was renamed PreservationPlus Fund--Investment Class.
3 On December 31, 1999, PreservationPlus Fund--Investment Class was liquidated.

NOTE 4--ADDITIONAL DISTRIBUTIONS
In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

On December 4, 1998, the Fund declared a capital gain distribution of $.05 per share and a corresponding reverse stock split of $.995 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

NOTE 5--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of September 30, 2001 there were two shareholders who individually held greater than 10% of the outstanding shares of the PreservationPlus Fund. These shareholders held 47% of the total shares outstanding of the Fund.

--------------------------------------------------------------------------------

PreservationPlus Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
BT Pyramid Mutual Funds--PreservationPlus Fund



We have audited the accompanying statement of assets and liabilities of PreservationPlus Fund (the 'Fund') as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PreservationPlus Fund at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

[GRAPHIC OMITTED]
ERNST & YOUNG LLP

Philadelphia, Pennsylvania
October 26, 2001



--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended September 30, 2001

The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended September 30, 2001, 9.30% have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2001



  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              INVESTMENTS IN UNAFFILIATED ISSUERS
              ASSET-BACKED SECURITIES--29.00%
              American Express Credit Card:
$1,000,000     5.90%, 4/15/04 .............$ 1,041,230
   550,000     5.95%, 12/15/06 ............    578,614
              California Infrastructure
               PG&E:
 2,000,000     6.42%, 9/25/08 .............  2,131,368
 1,000,000     6.38%, 9/25/08 .............  1,054,712
              Capital Auto Receivables
               Asset Trust,
   755,620     5.68%, 8/15/04 .............    765,747
              Capital One Master Trust,
 2,000,000     5.43%, 1/15/07 .............  2,073,774
              Carco Auto Loan Master Trust,
   500,000     5.78%, 3/15/04 .............    508,950
              Chase Credit Card Master
               Trust:
 1,500,000     6.00%, 8/15/05 .............  1,562,081
   250,000     6.66%, 1/15/07 .............    267,938
   300,000     7.09%, 2/15/09 .............    330,158
              Chase Funding Mortgage Loan,
   300,000     7.407%, 9/25/11 ............    320,566
              CIT Equipment Collateral,
 3,000,000     4.84%, 9/20/12 .............  3,054,859
              Citibank Credit Card Master
               Trust:
 1,500,000     6.65%, 11/15/06 ............  1,609,803
   650,000     6.10%, 5/15/08 .............    688,256
 3,500,000     5.875%, 3/10/11 ............  3,625,801
              COMED Transitional Funding
               Trust,
 1,000,000     5.44%, 3/25/07 .............  1,037,655
              Conseco Finance,
 4,000,000     6.19%, 3/15/30 .............  4,107,785
              Contimortgage Home Equity
               Loan,
 1,439,986     6.44%, 12/15/12 ............  1,453,170
              Dayton Hudson Credit Card
               Master Trust,
 2,000,000     5.90%, 5/25/06 .............  2,081,782
              Detroit Edison Securitization
               Funding LLC,
   500,000     5.875%, 3/1/10 .............    523,057
              Discover Card Master Trust:
 1,000,000     5.85%, 1/17/06 .............  1,040,991
 2,000,000     6.20%, 5/16/06 .............  2,104,056
 1,000,000     5.60%, 5/16/06 .............  1,039,349
              Distribution Financial
               Services Trust,
   370,698     5.70%, 2/16/09 .............    373,732
              First Bank Corporate Card
               Master Trust,
 2,000,000     6.40%, 2/15/03 .............  2,028,602
              First USA Credit Card Master
               Trust:
 1,000,000     5.28%, 9/18/06 .............  1,035,553
 2,000,000     5.818%, 1/17/07 ............  2,001,867
              Fleet Credit Card Master
               Trust:
 2,000,000     6.00%, 11/15/05 ............  2,074,789
   250,000     6.90%, 4/16/07 .............    269,745


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              Ford Credit Auto Loan Master
               Trust,
$5,000,000     7.09%, 11/17/03 ............$ 5,135,281
              Ford Motor Credit Corp.,
   740,000     5.01%, 3/15/06 .............    754,144
              Green Tree Financial Corp.,
 3,399,551     6.82%, 5/15/29 .............  3,609,557
              Hyundai Auto Receivables
               Trust,
 2,000,000     4.47%, 3/15/06 .............  2,000,625
              MBNA Master Credit Trust:
   250,000     6.40%, 1/18/05 .............    257,809
 3,000,000     6.55%, 1/15/07 .............  3,204,956
   450,000     6.60%, 4/16/07 .............    482,290
 2,000,000     2.715%, 11/17/08 ...........  2,004,281
   850,000     5.90%, 8/15/11 .............    885,524
 4,160,000     7.00%, 2/15/12 .............  4,599,514
   500,000     7.80%, 10/15/12 ............    580,152
              MMCA Automobile Trust,
   200,000     5.75%, 6/15/07 .............    205,035
              Newcourt Equipment Trust
               Securities,
 2,000,000     5.393%, 5/20/04 ............  2,016,891
              Peco Energy Transition Trust:
 1,200,000     6.13%, 3/1/09 ..............  1,271,021
 1,745,000     6.05%, 3/1/09 ..............  1,848,771
              Premier Auto Trust:
   319,596     5.82%, 12/6/02 .............    322,078
   889,061     5.19%, 4/8/03 ..............    895,906
              Prime Credit Card Master
               Trust,
 2,000,000     6.75%, 11/15/05 ............  2,067,929
              Providian Master Trust:
 1,000,000     6.25%, 6/15/07 .............  1,036,328
   200,000     7.49%, 8/17/09 .............    219,484
              PSE&G Transition Funding LLC,
   700,000     6.45%, 3/15/13 .............    746,256
              Residential Asset
               Securitization Trust,
 2,320,000     6.36%, 6/25/27 .............  2,343,200
              Sears Credit Account Master
               Trust:
 1,000,000     6.05%, 1/15/08 .............  1,039,333
   500,000     5.65%, 3/17/09 .............    522,080
              Standard Credit Card Master
               Trust,
   700,000     5.95%, 10/7/04 .............    731,626
              Superior Wholesale Inventory
               Financing Trust,
 2,000,000     5.505%, 5/15/06 ............  2,003,660
              Toyota Motor Credit,
   500,000     2.65%, 12/15/08 ............    498,329
              West Penn Funding LLC,
   750,000     6.98%, 12/26/08 ............    828,992
                                           -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $79,466,861) ..................... 82,897,042
                                           -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2001


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              CORPORATE DEBT--29.89%
              FINANCIALS--17.23%
              Abbey National PLC,
$  200,000     6.69%, 10/17/05 ............$   211,058
              ABN Amro Bank:
 1,000,000     7.55%, 6/28/06 .............  1,100,888
   200,000     7.125%, 6/18/07 ............    217,214
              Aetna, Inc.,
    50,000     7.125%, 8/15/06 ............     54,118
              Allstate Corp.,
   250,000     7.20%, 12/1/09 .............    266,089
              American General Finance,
 1,000,000     5.90%, 1/15/03 .............  1,033,580
              Bank of America Corp.:
   300,000     7.50%, 10/15/02 ............    313,317
 1,000,000     6.625%, 6/15/04 ............  1,066,721
   400,000     7.125%, 5/12/05 ............    430,687
   400,000     5.875%, 2/15/09 ............    400,312
              Bank of New York,
   200,000     7.30%, 12/1/09 .............    215,876
              Barclays Bank PLC,
   140,000     7.40%, 12/15/09 ............    154,629
              Bear Stearns Co.,
   300,000     6.15%, 3/2/04 ..............    311,353
              Chase Manhattan Corp.,
 2,000,000     7.125%, 2/1/07 .............  2,164,402
              Chrysler Financial Corp.,
   200,000     6.95%, 3/25/02 .............    203,481
              CIT Group, Inc.:
   500,000     5.50%, 2/15/04 .............    513,168
   150,000     5.625%, 5/17/04 ............    155,513
   150,000     7.125%, 10/15/04 ...........    160,755
   250,000     6.50%, 2/7/06 ..............    260,197
              Citigroup, Inc.:
   350,000     6.75%, 12/1/05 .............    376,000
   400,000     7.25%, 10/1/10 .............    435,380
   250,000     6.50%, 1/18/11 .............    260,874
              Commercial Credit Co.,
    90,000     7.375%, 3/15/02 ............     91,777
              First Union National Bank,
   300,000     7.125%, 10/15/06 ...........    324,345
              Fleet Financial Group,
   200,000     7.375%, 12/1/09 ............    216,737
              FleetBoston Financial Corp.,
   350,000     7.25%, 9/15/05 .............    378,943


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              Ford Motor Credit Corp.:
$3,999,997     2.58%, 10/15/02 ............$ 3,974,517
 2,000,000     6.00%, 1/14/03 .............  2,049,236
   200,000     7.25%, 1/15/03 .............    208,077
   250,000     6.70%, 7/16/04 .............    259,841
   250,000     7.75%, 3/15/05 .............    267,457
   400,000     7.60%, 8/1/05 ..............    424,632
 1,250,000     6.875%, 2/1/06 .............  1,287,171
   700,000     7.375%, 10/28/09 ...........    713,896
   450,000     7.375%, 2/1/11 .............    459,717
              FPL Group Capital,
    75,000     6.125%, 5/15/07 ............     77,375
              General Electric Capital Corp.:
   250,000     3.25%, 5/15/05 .............    275,596
   500,000     8.625%, 6/15/08 ............    591,381
   200,000     6.875%, 11/15/10 ...........    215,628
              General Motors Acceptance Corp.:
 2,000,000     7.035%, 12/17/01 ...........  2,000,744
   500,000     6.625%, 1/10/02 ............    504,903
 1,000,000     6.75%, 3/15/03 .............  1,044,089
 1,000,000     7.125%, 5/1/03 .............  1,045,495
   650,000     7.50%, 7/15/05 .............    685,502
   300,000     6.75%, 1/15/06 .............    308,537
   500,000     7.25%, 3/2/11 ..............    505,793
              Goldman Sachs Group, Inc.:
   325,000     7.625%, 8/17/05 ............    354,930
   175,000     6.65%, 5/15/09 .............    179,865
   200,000     7.35%, 10/1/09 .............    212,508
   325,000     6.875%, 1/15/11 ............    334,858
              Hartford Financial Service,
   100,000     7.90%, 6/15/10 .............    109,796
              Heller Financial,
   150,000     6.00%, 3/19/04 .............    156,901
              Household Finance Corp.:
 1,000,000     8.375%, 11/15/01 ...........  1,005,899
   400,000     6.00%, 5/1/04 ..............    416,794
   225,000     6.50%, 1/24/06 .............    235,644
   400,000     5.875%, 2/1/09 .............    392,257
   300,000     8.00%, 7/15/10 .............    332,579
   200,000     6.75%, 5/15/11 .............    205,427
              Household Netherlands BV,
   250,000     6.20%, 12/1/03 .............    260,073
              International Lease Finance
               Corp.,
   200,000     6.375%, 2/15/02 ............    202,478
              John Deere Capital Corp.,
   250,000     6.00%, 2/15/09 .............    247,215
              JP Morgan Chase & Co.,
   225,000     6.75%, 2/1/11 ..............    234,530
              JP Morgan, Inc.,
 1,000,000     6.70%, 11/1/07 .............  1,057,600

See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2001


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              KFW International Finance,
$  120,000     8.20%, 6/1/06 ..............$   136,240
              Lehman Brothers Holdings, Inc.:
   400,000     7.25%, 4/15/03 .............    421,153
   195,000     7.00%, 5/15/03 .............    203,675
   400,000     6.125%, 7/15/03 ............    415,620
   150,000     7.75%, 1/15/05 .............    162,624
   200,000     6.25%, 5/15/06 .............    205,917
   250,000     7.00%, 2/1/08 ..............    260,278
   150,000     7.875%, 11/1/09 ............    161,226
              McDonald's Corp.,
 2,000,000     6.50%, 8/1/07 ..............  2,116,012
              Mellon Financial,
 1,000,000     6.375%, 2/15/10 ............  1,023,449
              Merrill Lynch & Co.:
 1,000,000     6.00%, 2/12/03 .............  1,036,220
   500,000     6.875%, 3/1/03 .............    524,339
              Morgan Stanley Dean Witter,
   560,000     6.10%, 4/15/06 .............    578,928
              Morgan Stanley Group:
   750,000     8.33%, 1/15/07 .............    842,703
 1,250,000     6.875%, 3/1/07 .............  1,322,466
              Rockwell International,
 2,000,000     6.15%, 1/15/08 .............  2,000,598
              Society National Bank,
   200,000     7.25%, 6/1/05 ..............    213,821
              TCW High Income Partners,
 1,100,000     6.804%, 8/24/13 ............  1,122,000
              Texaco Capital, Inc.,
 1,500,000     8.50%, 2/15/03 .............  1,609,690
              Toyota Motor Credit,
   100,000     5.625%, 11/13/03 ...........    103,827
              Transamerica Finance Corp.,
   150,000     6.125%, 11/1/01 ............    150,244
              US Bank NA,
   200,000     6.375%, 8/1/11 .............    206,629
              Verizon Global Funding Corp.,
   100,000     7.25%, 12/1/10 .............    107,723
              Wells Fargo Co.,
   150,000     7.25%, 8/24/05 .............    163,165
                                           -----------
                                            49,244,902
                                           -----------
              INDUSTRIALS--6.23%
              Abbott Labs,
 1,000,000     6.40%, 12/1/06 .............  1,072,245
              Alcoa, Inc.:
   155,000     5.875%, 6/1/06 .............    160,944
   300,000     7.375%, 8/1/10 .............    330,375
              American Home Products,
   200,000     6.25%, 3/15/06 .............    208,622


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              Amoco Canada,
$  600,000     7.25%, 12/1/02 .............$   629,013
              Anheuser Busch,
 2,000,000     9.00%, 12/1/09 .............  2,450,410
              BP America, Inc.,
 1,000,000     7.875%, 5/15/02 ............  1,030,089
              Campbell Soup Co.,
   150,000     6.15%, 12/1/02 .............    154,179
              Caterpillar,
   100,000     7.25%, 9/15/09 .............    109,301
              Coca-Cola Co.,
    50,000     5.75%, 3/15/11 .............     50,221
              Conoco:
   250,000     5.90%, 4/15/04 .............    257,775
   360,000     6.35%, 4/15/09 .............    363,269
              DaimlerChrysler:
   175,000     6.90%, 9/1/04 ..............    184,903
   425,000     7.20%, 9/1/09 ..............    429,897
   350,000     8.00%, 6/15/10 .............    371,028
              Diageo Capital PLC,
 1,000,000     6.125%, 8/15/05 ............  1,052,705
              E.I. duPont de Nemours Co.,
   300,000     6.875%, 10/15/09 ...........    325,348
              IBM Corp.:
   125,000     5.10%, 11/10/03 ............    128,527
   300,000     5.375%, 2/1/09 .............    293,769
              Proctor & Gamble,
 1,000,000     5.25%, 9/15/03 .............  1,031,916
              Rohm & Haas Co.,
   150,000     6.95%, 7/15/04 .............    159,305
              Sears Roebuck,
   500,000     6.125%, 1/15/06 ............    508,498
              Sears Roebuck Acceptance Corp.,
 2,000,000     7.00%, 6/15/07 .............  2,050,140
              Sony Corp.,
 1,000,000     6.125%, 3/4/03 .............  1,034,040
              Target Corp.:
   100,000     5.95%, 5/15/06 .............    104,023
   250,000     6.35%, 1/15/11 .............    256,787
              TCI Communications, Inc.,
 1,000,000     8.65%, 9/15/04 .............  1,104,604
              United Technology Corp.,
   200,000     7.00%, 9/15/06 .............    216,964
              Wal-Mart Stores:
   100,000     6.50%, 6/1/03 ..............    104,804
   300,000     6.875%, 8/10/09 ............    324,842
              Walt Disney Co.,
 1,000,000     6.75%, 3/30/06 .............  1,057,685
              Weyerhaeuser Co.,
   250,000     7.25%, 7/1/13 ..............    261,901
                                           -----------
                                            17,818,129
                                           -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2001


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              OTHER--1.30%
              Electronic Data Systems:
$  150,000     6.85%, 10/15/04 ............$   158,209
   115,000     7.125%, 10/15/09 ...........    121,378
              InterAmerican Development Bank:
   200,000     6.125%, 10/4/02 ............    207,146
   150,000     6.50%, 10/20/04 ............    161,768
 1,000,000     6.125%, 3/8/06 .............  1,073,988
   750,000     5.375%, 11/18/08 ...........    776,385
              International Bank for
               Reconstruction & Development,
 1,000,000     5.625%, 3/17/03 ............  1,039,597
              Whitman Corp.,
   160,000     6.00%, 5/1/04 ..............    165,658
                                           -----------
                                             3,704,129
                                           -----------
              UTILITIES--5.13%
              Airtouch Comm,
   200,000     7.50%, 7/15/06 .............    219,734
              AT&T Corp.,
 1,000,000     5.625%, 3/15/04 ............  1,023,437
              Atlantic Richfield,
   375,000     5.55%, 4/15/03 .............    385,914
              British Telecom PLC,
   300,000     7.625%, 12/15/05 ...........    324,215
              Central & Southwest Corp.,
 1,000,000     7.25%, 10/1/04 .............  1,060,857
              Chesapeake & Potomac Telephone,
   800,000     7.125%, 1/15/02 ............    809,262
              Chevron Corp.,
   250,000     6.625%, 10/1/04 ............    267,812
              Consolidated Natural Gas,
 2,000,000     6.625%, 12/1/08 ............  2,053,874
              Deutsche Telekom
               International Finance:
   600,000     7.75%, 6/15/05 .............    640,827
   200,000     8.00%, 6/15/10 .............    216,482
              France Telecom:
   100,000     7.20%, 3/1/06 ..............    105,835
   100,000     7.75%, 3/1/11 ..............    106,180
              GTE North, Inc.,
 1,000,000     5.65%, 11/15/08 ............    994,680
              GTE Southwest:
 1,000,000     6.54%, 12/1/05 .............  1,055,339
 1,000,000     6.23%, 1/1/07 ..............  1,041,532
              Illinois Power,
   400,000     5.54%, 6/25/09 .............    414,392
              MCI Worldcom,
   400,000     6.25%, 8/15/03 .............    409,840
              National Rural Utility,
   100,000     6.00%, 5/15/06 .............    104,370
              SBC Communications, Inc.,
    50,000     6.25%, 3/15/11 .............     51,145
              Virginia Electric Power,
 1,000,000     6.75%, 2/1/07 ..............  1,027,435


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              Vodafone Group,
$  150,000     7.625%, 2/15/05 ............$   162,155
              Wisconsin Electric Power,
 1,000,000     7.25%, 8/1/04 ..............  1,073,797
              Wisconsin Energy,
   150,000     6.50%, 4/1/11 ..............    155,502
              Wisconsin Power & Light,
   570,000     7.00%, 6/15/07 .............    615,364
              Worldcom, Inc.:
   200,000     6.50%, 5/15/04 .............    206,996
   150,000     7.50%, 5/15/11 .............    152,990
                                           -----------
                                            14,679,966
                                           -----------
TOTAL CORPORATE DEBT
   (Cost $82,911,731) ..................... 85,447,126
                                           -----------
              FOREIGN DEBT--3.14%
              Asian Development Bank:
   100,000     6.50%, 10/21/02 ............    103,432
 1,000,000     5.75%, 5/19/03 .............  1,034,034
              Canada Government:
   200,000     6.375%, 11/30/04 ...........    215,265
 1,000,000     5.25%, 11/5/08 .............  1,022,866
              Corp Andina de Fomento,
   125,000     7.75%, 3/1/04 ..............    134,059
              Deutsche Ausgleichsbank,
   275,000     6.50%, 9/15/04 .............    294,649
              Dresdner Bank,
   300,000     6.625%, 9/15/05 ............    317,921
              HSBC Americas,
   125,000     6.625%, 3/1/09 .............    129,582
              HSBC Holding PLC,
   340,000     7.50%, 7/15/09 .............    373,218
              Italy Global Bond,
   350,000     6.00%, 9/27/03 .............    366,444
              Kingdom of Sweden,
   350,000     6.50%, 3/4/03 ..............    365,266
              National Westminster Bank,
   200,000     7.375%, 10/1/09 ............    219,849
              Nippon Telegraph & Telephone,
   150,000     6.00%, 3/25/08 .............    151,945
              Province of Ontario:
   500,000     7.375%, 1/27/03 ............    526,167
 1,150,000     6.00%, 2/21/06 .............  1,211,602
              Province of Quebec,
   500,000     7.00%, 1/30/07 .............    550,267
   150,000     5.75%, 2/15/09 .............    152,172
              Repsol Intl Finance,
   325,000     7.45%, 7/15/05 .............    350,548
              Republic of Chile,
    75,000     6.875%, 4/28/09 ............     75,499
              Republic of Finland,
   550,000     7.875%, 7/28/04 ............    612,055


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2001


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              Republic of Ireland,
$  300,000     7.875%, 12/1/01 ............$   302,358
              Republic of Portugal,
   150,000     5.75%, 10/8/03 .............    155,837
              Santander Financial Issuances,
   150,000     7.00%, 4/1/06 ..............    158,883
              Telefonica Europe,
    35,000     7.35%, 9/15/05 .............     37,524
              Westdeutsche Landesbank,
   125,000     6.05%, 1/15/09 .............    127,577
                                           -----------
TOTAL FOREIGN DEBT
   (Cost $8,586,283) ......................  8,989,019
                                           -----------

              MORTGAGE-BACKED SECURITIES &
              AGENCY OBLIGATIONS--31.89%
              FHLMC:
 1,000,000     6.25%, 10/15/02 ............  1,037,902
   750,000     6.25%, 7/15/04 .............    803,637
   150,000     6.625%, 9/15/09 ............    165,024
 4,000,000     7.00%, 3/1/23 ..............  4,126,250
              FHLMC Gold:
   500,000     5.75%, 3/15/09 .............    523,777
   739,013     5.50%, 11/1/13 .............    745,889
   715,502     6.00%, 12/1/13 .............    733,793
    92,532     7.50%, 4/1/27 ..............     96,816
   177,459     7.50%, 6/1/27 ..............    185,674
    40,303     7.50%, 10/1/27 .............     42,168
 2,259,721     6.50%, 12/1/28 .............  2,315,969
 2,485,128     6.00%, 12/1/28 .............  2,497,749
 1,727,150     6.00%, 5/1/29 ..............  1,735,922
              FHLMC TBA:
 1,000,000     7.50%, 5/1/07 ..............  1,045,312
 1,000,000     6.00%, 4/1/08 ..............  1,017,812
 3,000,000     6.50%, 11/1/08 .............  3,093,750
 2,000,000     6.00%, 11/1/08 .............  2,080,000
 4,000,000     7.50%, 5/1/22 ..............  4,155,000
 3,000,000     6.50%, 11/1/23 .............  3,043,125
              FNCL:
   336,813     6.50%, 1/1/14 ..............    349,095
   664,711     7.00%, 2/1/14 ..............    694,312
   814,592     6.00%, 12/1/28 .............    815,567
   582,439     6.50%, 12/1/28 .............    597,275
   708,773     6.00%, 12/15/28 ............    711,649
   690,608     7.00%, 1/1/29 ..............    716,236
   743,696     6.50%, 1/15/29 .............    761,106
 6,365,182     6.50%, 2/1/29 ..............  6,507,930
   734,414     7.00%, 3/1/29 ..............    761,263
 3,429,129     6.00%, 7/1/29 ..............  3,429,106
 2,598,183     6.50%, 8/1/29 ..............  2,655,250
   858,627     6.50%, 11/1/29 .............    877,486


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
------------------------------------------------------
              FNMA:
$  700,000     6.25%, 11/15/02 ............$   728,221
 1,000,000     6.50%, 8/15/04 .............  1,077,338
   235,309     6.50%, 5/1/05 ..............    242,017
   233,244     6.50%, 6/1/05 ..............    239,893
 2,000,000     6.00%, 4/1/08 ..............  2,032,500
 1,000,000     5.25%, 1/15/09 .............  1,014,694
   215,728     7.00%, 9/1/12 ..............    225,406
 1,330,667     8.00%, 5/1/17 ..............  1,421,666
    71,238     8.50%, 1/1/20 ..............     76,650
 4,000,000     7.50%, 9/1/21 ..............  4,147,500
   920,228     8.00%, 12/1/21 .............    981,005
   252,599     8.00%, 12/1/23 .............    269,281
   450,000     8.50%, 7/1/25 ..............    475,735
   708,541     6.50%, 10/1/27 .............    726,032
              FNMA TBA:
 1,000,000     7.50%, 9/1/06 ..............  1,044,375
 1,000,000     7.00%, 9/1/06 ..............  1,040,000
 4,000,000     7.00%, 9/1/21 ..............  4,120,000
 2,000,000     6.50%, 4/1/23 ..............  2,060,624
              GNMA:
   256,674     9.00%, 11/15/20 ............    280,590
 5,000,000     7.50%, 9/1/21 ..............  5,210,940
   373,968     8.00%, 5/15/22 .............    397,642
   139,962     8.50%, 2/15/23 .............    150,708
   125,986     8.50%, 4/15/23 .............    135,659
   138,890     8.50%, 8/15/28 .............    147,811
   496,169     6.50%, 10/15/28 ............    508,012
   275,632     6.50%, 11/15/28 ............    282,210
    30,983     6.50%, 1/15/29 .............     31,708
 1,546,521     6.50%, 2/15/29 .............  1,582,727
   761,119     6.00%, 7/15/29 .............    763,767
              GNMA TBA:
 1,000,000     6.50%, 5/1/08 ..............  1,037,188
 4,000,000     8.00%, 8/1/21 ..............  4,198,752
 6,000,000     7.00%, 9/1/21 ..............  6,205,000
                                           -----------
TOTAL MORTGAGE-BACKED SECURITIES &
   AGENCY OBLIGATIONS
   (Cost $89,044,441) ..................... 91,177,495
                                           -----------

              US TREASURY SECURITIES--3.75%
              US Treasury Notes:
 4,150,000     6.50%, 8/15/05 .............  4,573,752
 3,300,000     5.75%, 8/15/10 .............  3,575,346
 2,500,000     5.00%, 2/15/11 .............  2,570,410
                                           -----------
TOTAL US TREASURY SECURITIES
   (Cost $10,434,028) ..................... 10,719,508
                                           -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2001

  PRINCIPAL
    AMOUNT/
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------
              US TREASURY BILL--7.80%
              US Treasury Bill,
$22,350,000    3.48%, 10/25/01 ...........$ 22,298,267
                                          ------------
TOTAL US TREASURY BILL
   (Cost $22,298,265) ....................  22,298,267
                                          ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $292,741,609) ................... 301,528,457
                                          ------------

              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES--14.59%
 41,723,049   Cash Management Fund
              Institutional ..............  41,723,049
                                          ------------
TOTAL INVESTMENTS IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $41,723,049) ....................  41,723,049
                                          ------------
TOTAL INVESTMENTS
   (Cost $334,464,658)2 .....  120.06%    $343,251,506
                                          ------------



SECURITY                                         VALUE
--------------------------------------------------------------------------------
WRAPPER AGREEMENTS 1
Bank of America NT & SA ..................$ (2,238,728)
National Westminster Bank PLC ............  (2,080,704)
Credit Suisse Financial Products .........  (2,080,990)
Transamerica Life Insurance & Annuity Co.      156,703
                                           -----------
TOTAL WRAPPER AGREEMENTS ....  (2.18)%      (6,243,719)

LIABILITIES IN EXCESS OF
   OTHER ASSETS ............. (17.88)      (51,107,185)
                              ------      ------------
NET ASSETS .................. 100.00%     $285,900,602
                              ======      ============


--------------------------------------------------------------------------------
1 Wrapper Agreements--Each Wrapper Agreement obligates the wrapper provider to maintain the book value of the portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.
2    Aggregate cost for federal tax purposes is $335,769,114.
The following abbreviations are used in portfolio descriptions:
FGLMC -- Federal Government Loan Mortgage Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FNCL  -- Federal National Mortgage Association Class Loan
GNMA  -- Government National Mortgage Association
TBA   -- To be announced securities. TBA's represent firm commitments of the
         Portfolio for securities authorized for issuance but not yet actually issued.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                                               SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in unaffiliated issuers, at value (cost of $292,741,609) ............................ $301,528,457
   Investments in affiliated investment companies, at value (cost of $41,723,049) ..................   41,723,049
   Interest receivable 1 ...........................................................................    2,435,539
   Receivable for securities sold ..................................................................   21,781,525
                                                                                                     ------------
Total assets .......................................................................................  367,468,570
                                                                                                     ------------
LIABILITIES
   Wrapper agreements ..............................................................................    6,243,719
   Payable for securities purchased ................................................................   74,991,288
   Due to advisor ..................................................................................      146,311
   Accrued expenses and other ......................................................................      186,650
                                                                                                     ------------
Total liabilities ..................................................................................   81,567,968
                                                                                                     ------------
NET ASSETS ......................................................................................... $285,900,602
                                                                                                     ============

--------------------------------------------------------------------------------
1 Includes $80,896 from the Portfolio's investment in affiliated investment companies.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                                              FOR THE YEAR ENDED
                                                                                              SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from affiliated investment companies .................................................. $ 1,067,704
   Interest ........................................................................................  15,267,525
   Credited rate interest ..........................................................................     583,330
                                                                                                     -----------
Total investment income ............................................................................  16,918,559
                                                                                                     -----------
EXPENSES
   Advisory fees ...................................................................................     954,087
   Wrapper fees ....................................................................................     347,957
   Administration and service fees .................................................................     140,985
   Professional fees ...............................................................................      36,681
   Trustees fees ...................................................................................       9,440
   Miscellaneous ...................................................................................      24,376
                                                                                                     -----------
Total expenses .....................................................................................   1,513,526
Less: fee waivers and/or expense reimbursements ....................................................    (526,634)
                                                                                                     -----------
Net expenses .......................................................................................     986,892
                                                                                                     -----------
NET INVESTMENT INCOME ..............................................................................  15,931,667
                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRAPPER AGREEMENTS
     Net realized gain from investment transactions ................................................   2,621,664
     Net realized gain on wrapper agreements .......................................................     135,584
     Net change in unrealized appreciation/depreciation on investments .............................  13,622,040
     Net change in unrealized appreciation/depreciation on wrapper agreements ...................... (16,379,288)
                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRAPPER AGREEMENTS ......................          --
                                                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................................... $15,931,667
                                                                                                     ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
STATEMENTS OFCHANGES IN NET ASSETS

                                                                             FOR THE YEARS ENDED SEPTEMBER 30,
                                                                                    2001                  2000
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ................................................. $  15,931,667         $  19,642,243
   Net realized gain from investment transactions ........................     2,621,664               278,459
   Net realized gain on wrapper agreements ...............................       135,584                    --
   Net change in unrealized appreciation/depreciation
     on investments ......................................................    13,622,040               681,310
   Net change in unrealized appreciation/depreciation
     on wrapper agreements ...............................................   (16,379,288)             (959,769)
                                                                           -------------         -------------
Net increase in net assets from operations ...............................    15,931,667            19,642,243
                                                                           -------------         -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ........................................   137,078,288           126,419,481
   Value of capital withdrawn ............................................  (176,570,131)         (177,357,279)
                                                                           -------------         -------------
Net decrease in net assets from capital
   transactions in shares of beneficial interest .........................   (39,491,303)          (50,937,798)
                                                                           -------------         -------------
TOTAL DECREASE IN NET ASSETS .............................................   (23,559,636)          (31,295,555)
NET ASSETS
   Beginning of year .....................................................   309,460,238           340,755,793
                                                                           -------------         -------------
   End of year ........................................................... $ 285,900,602         $ 309,460,238
                                                                           =============         =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       28
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PreservationPlus Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  FOR THE PERIOD
                                                                                               OCTOBER 1, 1997 1
                                                           FOR THE YEARS ENDED SEPTEMBER 30,             THROUGH
                                                     2001              2000             1999      SEPT. 30, 1998
----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ............................ $285,901          $309,460         $340,756            $232,551
   Ratios to average net assets:
   Net investment income .......................     5.65%             5.79%            5.57%               5.80%
     Expenses after waivers ....................     0.35%             0.35%            0.35%               0.35%
     Expenses before waivers ...................     0.54%             0.49%            0.50%               0.54%
   Portfolio turnover rate .....................      249%              237%             291%                428%

--------------------------------------------------------------------------------
1    Commencement of operations.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The PreservationPlus Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on March 27, 1993 as an unincorporated trust under the laws of New York and began operations on October 1, 1997.

B. VALUATION OF SECURITIES
Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities are normally valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures adopted by the Portfolio's Board of Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value of the covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis. The credited rate interest is accrued daily and represents the difference between the actual interest earned on covered assets under the Portfolio's Wrapper Agreements and the product of the book value of the covered assets multiplied by the crediting rate as determined pursuant to the Wrapper Agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. TBA PURCHASE COMMITMENTS
The Portfolio may enter into 'TBA' (to be announced) commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described previously under 'Valuation of Securities'.

E. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required in the financial statements.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
As of April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement, the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.35% of the Portfolio's average daily net assets, less advisor fees paid for the pro rata amount due to investment in the Cash Management Fund Institutional. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio pursuant to an Advisory Agreement.

The Portfolio has entered into an Administration and Services Agreement with Investment Company Capital Corp. ('ICCC'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, ICCC provides administrative services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Prior to July 1, 2001, Bankers Trust Company served as Administrator to the Portfolio. Bankers Trust Company continues to serve as custodian to the Portfolio.

The Portfolio may invest in Cash Management Fund Institutional ('Cash Management'), an open-end management investment company managed by DeAM, Inc. Prior to April 20, 2001, Cash Management was managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by DeAM, Inc.

NOTE 3--PURCHASES AND SALES OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2001, were $699,161,400 and $717,552,233, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 2001, was $335,769,114. The aggregate gross unrealized appreciation for all investments at September 30, 2001, was $7,627,630, and the aggregate gross unrealized depreciation for all investments was $145,238.

NOTE 4--LINE OF CREDIT AGREEMENT
The Fund is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for the Portfolio under the credit facility for the year ended September 30, 2001.

NOTE 5--WRAPPER AGREEMENTS
The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ('Wrapper Providers'). A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of portfolio securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

--------------------------------------------------------------------------------

PreservationPlus Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
BT Investment Portfolios--PreservationPlus Portfolio



We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of PreservationPlus Portfolio (the 'Portfolio') as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the Portfolio's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PreservationPlus Portfolio at September 30, 2001, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

[GRAPHIC OMITTED]
ERNST & YOUNG LLP

Philadelphia, Pennsylvania
October 26, 2001

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


PreservationPlus Fund
   Institutional Service Class                                  CUSIP #055847818
   Investment Class                                             CUSIP #055847826
   Institutional Class                                          CUSIP #055847834
                                                                PPLUSANN (9/01)
                                                                Printed 11/01

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ICC Distributors, Inc.